UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund

August 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.7%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--3.0%
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC;
JPMorgan Chase Bank)	0.26	9/7/11	20,000,000	a	20,000,000

California--3.4%
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.26	9/7/11	6,355,000	a	6,355,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.26	9/7/11	5,100,000	a	5,100,000
California Statewide Communities
Development Authority, MFHR
(Pittsburg Plaza Apartments)
(LOC; FHLB)	0.25	9/7/11	4,600,000	a	4,600,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.34	10/12/11	7,000,000		7,000,000

Colorado--4.8%
Branch Banking and Trust Municipal
Trust Co. (City and County of
Denver, Aiport System Revenue)
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.25	9/7/11	10,175,000 a,b,c		10,175,000
Colorado Housing Finance
Authority, SFMR (Liquidity

Facility; FHLB)	0.19	9/7/11	12,500,000	a	12,500,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.21	9/7/11	9,765,000	a	9,765,000

Delaware--2.2%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.17	9/7/11	15,000,000	a	15,000,000

Florida--8.0%
Branch Banking and Trust Municipal
Trust Co. (Miami-Dade County,
Aviation Revenue (Miami
International Airport))
(Liquidity Faility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.23	9/7/11	10,095,000 a,b,c		10,095,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.24	9/7/11	9,740,000 a,b,c		9,740,000
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	0.21	9/7/11	10,615,000	a	10,615,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wells Fargo Bank)	0.23	9/6/11	3,895,000		3,895,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wells Fargo Bank)	0.20	10/5/11	6,975,000		6,975,000
Lee Memorial Health System,
HR (LOC; Bank of America)	0.18	9/1/11	4,000,000	a	4,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.16	9/20/11	8,000,000		8,000,000

Georgia--1.8%

Atlanta,
Airport Revenue, CP (LOC;
Wells Fargo Bank)	0.27	9/16/11	12,000,000		12,000,000

Indiana--2.0%
Indiana Finance Authority,
Revenue, Refunding (Trinity
Health Credit Group)	0.16	9/7/11	8,700,000	a	8,700,000
Puttable Floating Option Tax
Exempt Receipts (Indiana
Health Facility Financing
Authority, Hospital
Improvement Revenue, Refunding
(Community Hospitals
Projects)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.35	9/7/11	5,000,000 a,b,c		5,000,000
Iowa--.3%
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University
Project)	1.50	12/1/11	2,000,000		2,004,465

Kentucky--.7%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.50	12/1/11	5,000,000		5,010,540

Louisiana--3.7%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.32	9/7/11	10,000,000	a	10,000,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Nicholls
State University Student
Housing/Nicholls State
University Facilities
Corporation Project) (Insured;
Assured Guaranty Municipal

Corp. and LOC; FHLB)	0.31	9/7/11	10,000,000	a	10,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.07	9/1/11	3,580,000	a	3,580,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.30	9/7/11	1,100,000	a	1,100,000

Maryland--3.4%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Liquidity Facility;
State Street Bank and Trust
Co.)	0.21	9/7/11	17,000,000	a	17,000,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Trust)	0.31	9/7/11	3,370,000	a	3,370,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Trust)	0.31	9/7/11	2,670,000	a	2,670,000

Massachusetts--.4%
Northampton,
GO Notes, BAN	1.50	2/10/12	3,000,000		3,011,164

Michigan--10.8%
Michigan,
GO Notes	2.00	9/30/11	7,000,000		7,008,711
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Bank of America)	0.27	9/7/11	1,450,000	a	1,450,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.12	10/11/11	7,500,000		7,500,000
Michigan Housing Development

Authority, Rental Housing
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.19	9/7/11	15,700,000	a	15,700,000
Michigan Strategic Fund,
LOR (Air Products and
Chemicals, Inc. Project)	0.08	9/1/11	5,100,000	a	5,100,000
Michigan Strategic Fund,
LOR (Extruded Aluminum
Corporation Project) (LOC;
Comerica Bank)	0.36	9/7/11	7,705,000	a	7,705,000
Michigan Strategic Fund,
LOR, Refunding (Consumers
Energy Company Project) (LOC;
Bank of Nova Scotia)	0.13	9/7/11	10,000,000	a	10,000,000
Oakland County Economic
Development Corporation, LOR
(Three M Tool and Machine, Inc.
Project) (LOC; Comerica Bank)	0.36	9/7/11	7,675,000	a	7,675,000
University of Michigan,
CP	0.09	9/19/11	10,000,000		10,000,000

Minnesota--3.4%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
Lloyds TSB Bank PLC)	0.19	9/7/11	9,350,000	a	9,350,000
University of Minnesota,
CP	0.11	9/7/11	11,000,000		11,000,000
University of Minnesota,
CP	0.11	9/7/11	2,500,000		2,500,000

Mississippi--2.9%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Petal Gas Storage,
LLC Project) (LOC; Deutsche
Bank AG)	0.18	9/7/11	10,000,000	a	10,000,000
Mississippi Business Finance
Corporation, Revenue,
Refunding (Renaissance at
Colony Park, LLC Refunding
Project) (LOC; FHLB)	0.21	9/7/11	9,800,000	a	9,800,000

Missouri--1.8%
Missouri Development Finance
Board, LR (Missouri
Association of Municipal
Utilities Lease Financing
Program) (LOC: U.S. Bank NA)	0.12	9/1/11	12,415,000	a	12,415,000

Nebraska--.4%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.18	9/7/11	3,000,000	a	3,000,000

Nevada--2.9%
Clark County,
Airport System Subordinate
Lien Revenue (Las Vegas
McCarran International
Airport) (LOC; Citibank NA)	0.19	9/7/11	5,400,000	a	5,400,000
Clark County,
Airport System Subordinate
Lien Revenue (Las Vegas
McCarran International
Airport) (LOC; Royal Bank of
Canada)	0.18	9/7/11	4,200,000	a	4,200,000
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.26	10/6/11	10,000,000		10,000,000

New Hampshire--1.4%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Derryfield School Issue)
(LOC; RBS Citizens NA)	0.28	9/7/11	6,970,000	a	6,970,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.13	9/1/11	2,250,000	a	2,250,000

New Jersey--.3%
Montclair Township,
Temporary Notes	1.50	3/9/12	2,000,000		2,005,133

New York--1.6%
Harborfields Central School
District of Greenlawn, GO
Notes, TAN	1.00	6/22/12	5,000,000		5,024,484
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.35	2/1/12	6,000,000		6,000,000

North Carolina--.7%
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wells Fargo Bank and
LOC; GNMA)	0.18	9/7/11	4,700,000 a,b,c		4,700,000

Ohio--2.6%
Montgomery County,
Revenue (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	0.09	9/1/11	9,000,000	a	9,000,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; JPMorgan
Chase Bank)	0.27	9/7/11	390,000	a	390,000
Union Township,
GO Notes, BAN (Various Purpose)	1.25	9/13/11	4,000,000		4,000,651
Union Township,
GO Notes, BAN (Various Purpose)	1.13	9/12/12	4,000,000		4,018,800

Oregon--1.1%
Port of Portland,
Revenue, Refunding (Portland
International Airport)
(Insured; U.S. Bank NA)	0.15	9/7/11	7,640,000	a	7,640,000

Pennsylvania--8.2%
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Wells Fargo Bank)	0.22	9/7/11	15,000,000	a	15,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.17	9/7/11	8,000,000	a	8,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.26	9/7/11	5,550,000	a	5,550,000
Montgomery County Industrial
Development Authority, Revenue
(Waverly Heights Limited
Project) (LOC; M&T Trust)	0.22	9/7/11	5,000,000	a	5,000,000
Philadelphia School District,
GO Notes, Refunding (LOC;
Barclays Bank PLC)	0.15	9/7/11	21,000,000	a	21,000,000

South Carolina--5.3%
Charleston County School District,
GO Notes, BAN	1.50	11/14/11	4,000,000		4,009,709
Columbia,
Waterworks and Sewer System
Revenue (LOC; U.S. Bank NA)	0.13	9/1/11	16,000,000	a	16,000,000
Darlington County School District,
GO Notes	1.25	5/1/12	3,000,000		3,017,340
South Carolina Association
Governmental Organizations, COP	1.00	3/1/12	3,350,000		3,360,017
South Carolina Association of
Governmental Organizations, COP	1.50	4/13/12	8,500,000		8,566,042

Tennessee--3.9%
Industrial Development Board of
Blount County and the Cities
of Alcoa and Maryville, Local
Government Public Improvement

Revenue (Maryville Civic Arts
Center Project) (LOC; Branch
Banking and Trust Co.)	0.18	9/7/11	5,700,000	a	5,700,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.23	9/7/11	10,000,000	a	10,000,000
Tennessee,
CP (Tennessee Consolidated
Retirement System)	0.15	12/1/11	10,500,000		10,500,000

Texas--11.7%
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.23	12/7/11	10,000,000		10,000,000
Harris County,
GO Notes, TAN	1.50	2/29/12	15,000,000		15,099,469
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
LLC Project) (LOC; Branch
Banking and Trust Co.)	0.50	9/29/11	12,000,000		12,000,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.31	10/14/11	3,000,000		3,000,000
Puttable Floating Option Tax
Exempt Receipts (Brazos County
Health Facilities Development
Corporation, Revenue
(Franciscan Services
Corporation Obligated Group))
(Liquidity Facility; Bank of
America and LOC; Bank of America)	0.32	9/7/11	5,000,000 a,b,c		5,000,000
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.29	9/7/11	4,915,000	a	4,915,000
Texas Department of Housing and

Community Affairs, SFMR	0.20	9/7/11	20,700,000	a	20,700,000
Texas Municipal Power Agency,
Revenue, CP (LOC: Bank of
America and JPMorgan Chase
Bank)	0.17	9/7/11	7,000,000		7,000,000

Utah--1.9%
Salt Lake County,
GO Notes, TRAN	2.50	12/29/11	13,000,000		13,100,143

Virginia--3.5%
Caroline County Industrial
Development Authority, EDR
(Meadow Event Park) (LOC;
AgFirst Farm Credit Bank)	0.26	9/7/11	11,275,000	a	11,275,000
Richmond,
CP (Liquidity Facility; Bank
of America)	0.21	10/5/11	12,000,000		12,000,000

West Virginia--.4%
Ritchie County,
IDR (Simonton Building
Products, Inc.) (LOC; PNC Bank)	0.25	9/7/11	2,800,000	a	2,800,000

Wyoming--2.2%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (LOC; Royal Bank of
Canada)	0.19	9/7/11	15,000,000	a	15,000,000

Total Investments (cost $676,656,668)			100.7%		676,656,668
Liabilities, Less Cash and Receivables			(.7%)		(4,438,522)
Net Assets			100.0%		672,218,146

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, these securities amounted to $44,710,000 or 6.7% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At August 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	676,656,668
Level 3 - Significant Unobservable Inputs	-
Total	676,656,668

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	October 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)